Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Schedule of Investment in property and equipment

(in thousands)	Estimated useful lives	As of December 31, 2014	As of June 30, 2015
Land	n/a	$3,383	$3,430
Freshwater surface pipelines and equipment	5 years	20,931	25,062
Freshwater permanent buried pipelines	20 years	359,244	388,430
Gathering and compression systems	20 years	861,609	1,166,771
Construction-in-progress	n/a	356,552	183,105
Total property and equipment		1,601,719	1,766,798
Less accumulated depreciation		(70,124)	(112,078)
Property and equipment, net		$1,531,595	$1,654,720

(in thousands)	Estimated useful lives	As of December 31, 2013	As of December 31, 2014
Land	n/a	$—	$3,383
Freshwater surface pipelines and equipment	5 years	—	20,931
Freshwater permanent buried pipelines	20 years	201,706	359,244
Gathering and compression systems	20 years	370,192	861,609
Construction-in-progress	n/a	238,529	356,552
Total property and equipment		810,427	1,601,719
Less accumulated depreciation		(17,097)	(70,124)
Property and equipment, net		$793,330	$1,531,595